Assets held for sale and Discontinued operations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Selling expenses	R$ 152,638	R$ 175,669	R$ 186,682
General and administrative expenses	(1,078,037)	(733,695)	(870,858)
Other operational income (expenses)	(1,203,326)	(1,980,985)	658,482
Consolidated One [Member]
IfrsStatementLineItems [Line Items]
Net operating revenue	977,149	1,392,380	3,236,450
Operating costs	(692,718)	(1,322,823)	(2,430,995)
Gross profit	284,431	69,557	805,455
Selling expenses	(11,451)	(11,071)	(25,061)
General and administrative expenses	(59,410)	(70,026)	(69,916)
Other operational income (expenses)	(14,903)	(20,996)	(44,656)
Total expenses	(85,764)	(102,093)	(139,633)
Profit (loss) before financial results and taxes	198,667	(32,536)	665,822
Financial results	455	39,847	(6,744)
Operating profit (loss)	199,122	7,311	659,078
Income tax and social contribution	(7,621)	(81,977)	(128,756)
Net income (loss)	191,501	(74,666)	530,322
Gain on the share sales operation			1,723,913
Income tax on sales gains			(446,716)
Deferred income tax on sales gains			(160,818)
Net income (loss) from discontinued operations	191,501	(74,666)	1,646,701
Other comprehensive income from discontinued operations	1,650	1,330	(152)
Comprehensive income from discontinued operations	R$ 193,151	R$ (73,336)	R$ 1,646,549